Revenue - Grant Income (Details) - Grant [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Grant income		$ 2.0
Period of recognition of grant (in years)	2 years